Summary of Significant Accounting Policies (Details) - Schedule of carrying amount of VIE's consolidated assets and liabilities - VIE’s [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of carrying amount of VIE's consolidated assets and liabilities [Abstract]
Current assets	$ 56,443,203	$ 42,129,500
Total non-current assets	11,300,773	12,421,137
Total assets	67,743,976	54,550,637
Total current liabilities	66,032,076	50,217,271
Total non-current liabilities	$ 2,099,430	$ 3,993,641